Schedule of Significant Species Revenues (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended											12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012		Dec. 31, 2011	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue from External Customer [Line Items]
Revenues	$ 1,090	[1]	$ 1,176	$ 1,019	$ 1,094	$ 1,047	[1]	$ 1,127	$ 1,049	$ 1,074	$ 983	$ 4,336	[2],[3]	$ 4,233	[2],[3],[4]	$ 3,582	[2],[3],[4]
Cattle
Revenue from External Customer [Line Items]
Revenues	390					400						1,608		1,617		1,464
Swine
Revenue from External Customer [Line Items]
Revenues	158					143						590		562		433
Poultry
Revenue from External Customer [Line Items]
Revenues	133					121						501		501		265
Other (Fish and Sheep)
Revenue from External Customer [Line Items]
Revenues	25					27						107		98		71
Livestock
Revenue from External Customer [Line Items]
Revenues	706					691						2,806		2,778		2,233
Horses
Revenue from External Customer [Line Items]
Revenues	42					45						187		168		159
Dogs And Cats
Revenue from External Customer [Line Items]
Revenues	342					311						1,343		1,287		1,190
Companion Animal
Revenue from External Customer [Line Items]
Revenues	$ 384					$ 356						$ 1,530		$ 1,455		$ 1,349

[1]	Revenues denominated in euros were $168 million in the first quarter of 2013 and $164 million in the first quarter of 2012.
[2]	Revenues denominated in euros were approximately $639 million in 2012, $710 million in 2011 and $680 million in 2010.
[3]	In accordance with our domestic and international year-ends, 2011 includes approximately eleven months of KAH's U.S. operations and approximately ten months of KAH's international operations.
[4]	Includes revenues and expenses from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.